Financial risk management - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) customer bank	Dec. 31, 2018 USD ($) customer bank	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 31, 2016 BRL (R$)
Disclosure of major customers [line items]
Proportion of sales designated for hedging activities (as a percent)	30.20%	19.50%
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	$ 54,312	$ 75,822
Reclassification adjustments on cash flow hedges for which hedged item affected profit or loss, net of tax	15,594	26,693
Cash and cash equivalents	$ 290,276	$ 273,635	$ 269,195	$ 158,568
Number of major banks | bank	8	5
Gearing ratio	48.00%	44.00%
Notional amount	$ 37,965	$ 55,828
Forward contract
Disclosure of major customers [line items]
Notional amount	$ 71,700	$ 63,300	$ 111,800
Bottom of range
Disclosure of major customers [line items]
Gearing ratio	40.00%
Top of range
Disclosure of major customers [line items]
Gearing ratio	60.00%
Interest rate risk
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk (as a percent)	1.00%
Interest rate risk | Bradesco
Disclosure of major customers [line items]
Notional amount | R$					R$ 90,000,000
Interest rate risk | Floating interest rate
Disclosure of major customers [line items]
Interest rate on borrowings (as a percent)					2.10%
Interest rate risk | Fixed interest rate
Disclosure of major customers [line items]
Interest rate on borrowings (as a percent)					6.55%
Credit risk
Disclosure of major customers [line items]
Number of major banks | bank	6
Proportion of total cash deposited in major banks (as a percent)	85.00%	78.00%
Credit risk | Crops
Disclosure of major customers [line items]
Proportion of sales (as a percent)	96.00%	87.00%
Number of well-known customers | customer	42	49
Credit risk | Ethanol
Disclosure of major customers [line items]
Proportion of sales (as a percent)	100.00%
Number of well-known customers | customer	52	54
Credit risk | Sugar
Disclosure of major customers [line items]
Proportion of sales (as a percent)	86.00%	99.00%
Number of well-known customers | customer	66	19
Credit risk | Crystal Sugar
Disclosure of major customers [line items]
Proportion of sales (as a percent)	14.00%	1.00%
Credit risk | Energy
Disclosure of major customers [line items]
Proportion of sales (as a percent)	94.00%	97.00%
Number of well-known customers | customer	55
Credit risk | Dairy
Disclosure of major customers [line items]
Proportion of sales (as a percent)	70.00%	92.00%
Number of well-known customers | customer	36	21
Currency risk
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk (as a percent)	10.00%	10.00%
Argentine Peso | Currency risk | Forward contract
Disclosure of major customers [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 3,000
US Dollar | Currency risk | Forward contract
Disclosure of major customers [line items]
Notional amount		$ 4,900
Gain (loss) on hedge ineffectiveness recognised in profit or loss		100
Brazilian Reais | Euro-bob swap
Disclosure of major customers [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	1,600
Brazilian Reais | Currency risk | Forward contract
Disclosure of major customers [line items]
Notional amount	5,100
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 1,100	$ 2,000